Restructuring expenses	12 Months Ended
Dec. 31, 2019
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
The Bank completed the three-year restructuring plan at the end of 2018 in connection with the implementation of the revised strategy.
> Refer to “Note 12 – Restructuring expenses” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Restructuring expenses by segment
in	2018	2017
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	101	59
International Wealth Management	115	70
Asia Pacific	61	63
Global Markets	242	150
Investment Banking & Capital Markets	84	42
Strategic Resolution Unit	21	57
Corporate Center	2	14
Adjustments [1]	(98)	(59)
Total restructuring expenses	528	396
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2018	2017
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	233	286
of which severance expenses	157	188
of which accelerated deferred compensation	76	98
General and administrative-related expenses	295	110
Total restructuring expenses	528	396
Restructuring provision
	2019					2018			2017
in	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	152		190		342	191	110	301	217	94	311
Net additional charges [1]	–		–		–	157	216	373	188	86	274
Reclassifications	(152)	[2]	(190)	[3]	(342)	–	–	–	–	–	–
Utilization	–		–		–	(196)	(136)	(332)	(214)	(70)	(284)
Balance at end of period	0		0		0	152	190	342	191	110	301
1
The following items for which expense accretion was accelerated in 2018 and 2017 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 55 million and CHF 67 million, respectively; unsettled cash-based deferred compensation of CHF 21 million and CHF 31 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 79 million and CHF 24 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 55 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.